5. Bank Premises and Equipment (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Buildings and improvements	$ 11,148,715	$ 11,213,737
Land and land improvements	2,433,971	2,433,971
Furniture and equipment	6,127,897	9,277,592
Leasehold improvements	1,155,284	1,117,085
Capital lease	991,014	991,014
Other prepaid assets	0	125,584
Bank premises and equipment, gross	21,856,881	25,158,983
Less accumulated depreciation and amortization	(11,512,704)	(14,328,427)
Bank premises and equipment, net	$ 10,344,177	$ 10,830,556